Summary of Significant Accounting Policies - Sales Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Sales rebates	$ 0	$ 0	$ 10,897,346
Online literature | Revenue | Product
Revenue Recognition
Concentration risk (as a percent)	47.30%	46.70%	38.30%
Mobile games | Revenue | Product
Revenue Recognition
Concentration risk (as a percent)	48.60%	50.30%	53.20%